Note 6 - Interest in Exploration Property	12 Months Ended
Jan. 31, 2018
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
6.	INTEREST IN EXPLORATION PROPERT Y

Deborah Gold Property

On
September 16, 2011,
the Company signed an option agreement with Sociedad Minera de Responsabilidad Limitada La Luminose de Cajamarca to acquire the Deborah Gold property. In order to earn a
100%
interest, the Company is required to make cumulative cash payments of US
$6,000,000
over a minimum of
five
years. The claims are included in the South Zone.

The material terms are as follows:

Cash Payments (USD)

September 16 (effective date)	50,000 (paid)
On commencing drill testing (“drill date”)	200,000
One year anniversary of drill date	400,000
Two-year anniversary of drill date	600,000
Three-year anniversary of drill date	900,000
Four-year anniversary of drill date	1,200,000
Five-year anniversary of drill date	2,650,000
6,000,000

The option agreement required an immediate payment of
US
$50,000
on receipt of TSX.V approval. This payment was made and the Company commenced systematic surface exploration of the property in early
February 2012.
A
second
payment of US
$200,000
is payable on the commencement of drilling (“Drill Date”) and all subsequent payments are tied to this Drill Date. In addition, a royalty of US
$4.00
per ounce of gold produced is payable to the underlying vendors up to a maximum of US
$2,000,000.
There was
no
finder’s fee paid by the Company in connection with the option agreement. The option to acquire the property continues to be available to the Company.

During the year ended
January

31,
2014,
the Company wrote-off the remaining
$500,000
in carrying value of its exploration properties (
2013
-
$5,459,566
) due to the Company
not
having sufficient funds to perform further work on the Deborah Gold property. However, the Company maintains the option to continue with the option agreement, as the Drill Date has yet to occur and therefore no
payments beyond the initial (paid) US
$50,000
are yet due.